Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001835681
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	PowerSchool Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40684
Entity Tax Identification Number	85-4166024
Entity Address, Address Line One	150 Parkshore Drive
Entity Address, City or Town	Folsom
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95630
City Area Code	(877)
Local Phone Number	873-1550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	PWSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false